Provisions - Main Actuarial Assumptions Used in Telefónica United Kingdom Pension Plan (Details) - Telefónica United Kingdom - Foreign defined benefit plans - beneficiary	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Number of beneficiaries under plan	4,422	4,456
Average duration of plans	22 years
Nominal rate of pension payment increase	2.90%	3.05%
Discount rate (as a percent)	2.05%	2.85%
Expected inflation	2.95%	3.20%